Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Assets
Cash	[1]	$ 25,064		$ 25,601
Restricted cash	[1]	37,298		20,056
Total cash and restricted cash		62,362		45,657
Finance receivables at fair value	[1]	383,890		0
Finance receivables at amortized cost, net of allowance for credit losses of $146 and $55,031 as of September 30, 2021 and December 31, 2020, respectively	[1]	4,220		222,243
Debt issuance costs, net	[1]	1,525		2,598
Property, equipment and software, net		14,643		10,558
Deferred tax asset		25,593		0
Other assets		9,873	[1]	4,787
Total assets		502,106		285,843
Liabilities:
Accounts payable	[1]	6,100		1,380
Accrued liabilities	[1]	29,595		22,785
Reserve for repurchase liability		0		4,241	[1]
Secured borrowing payable	[1]	22,443		16,025
Senior debt, net	[1]	251,578		131,726
Warrant liabilities		11,240		0
Tax receivable agreement liability		23,272		0
Subordinated debt - related party		0		4,000
Other debt		0		6,354
Total liabilities		344,228		186,511
Commitments and contingencies (Note 15)
Stockholders' equity / members' equity:
Preferred units, no par value (0 and 41,102,500 units authorized, issued, and outstanding as of December 31, 2021 and 2020, respectively)		0		6,660
Preferred stock, $0.0001 par value (1,000,000 shares authorized with no shares issued and outstanding as of December 31, 2021)		0		0
Additional paid-in capital		61,672		352
Accumulated (deficit) earnings		(70,723)		92,320
Total OppFi Inc.'s stockholders' equity / members' equity		(9,040)
Total OppFi Inc.'s stockholders' equity / members' equity				99,332
Noncontrolling interest		166,918
Noncontrolling interest				0
Total stockholders' equity / members' equity		157,878
Total stockholders' equity / members' equity				99,332
Total liabilities and stockholders' equity / members' equity		502,106		285,843
Variable Interest Entity, Primary Beneficiary
Assets
Cash		46		127
Restricted cash		25,780		12,350
Total cash and restricted cash		25,826		12,477
Finance receivables at fair value		379,512		0
Finance receivables at amortized cost, net of allowance for credit losses of $146 and $55,031 as of September 30, 2021 and December 31, 2020, respectively		0		148,473
Debt issuance costs, net		1,525		2,576
Other assets		34		26
Total assets		406,897		163,552
Liabilities:
Accounts payable		25		49
Accrued liabilities		2,008		1,647
Secured borrowing payable		22,443		16,025
Senior debt, net		203,000		112,076
Total liabilities		227,476		129,797
Class A Common Stock
Stockholders' equity / members' equity:
Common stock, value, issued		1		0
Class B Common Stock
Stockholders' equity / members' equity:
Common stock, value, issued		0		0
Class V Voting Stock
Stockholders' equity / members' equity:
Common stock, value, issued		$ 10		$ 0

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.